Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [Line Items]
Debt securities	$ 185,594	$ 174,000
Public equities	19,179	21,545
Real estate - investment property	12,777	13,810
Other invested assets	27,543	24,483
Segregated funds net assets	313,209	324,307
Total assets	750,271	729,533
FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	1,080	439
Debt securities	107,425	96,785
Public equities	16,721	18,473
AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	10,163	11,429
Debt securities	5,245	5,366
Public equities	2,458	3,072
Other cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	4,972	4,097
Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate - investment property	10,761	12,529
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	17,562	16,203
Canadian government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	23,787	22,778
Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	16,445	17,886
Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	7,342	4,892
U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	11,934	12,497
U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	13,990	13,472
Other government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	20,260	19,826
Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	16,159	16,838
Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,101	2,988
Residential mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	13	8
Residential mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2	37
Commercial mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,344	1,099
Commercial mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	128	138
Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,417	1,911
Other securitized assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	49	83
Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	562,520	564,549
Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	276,178	286,490
Level 1 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities		2
Public equities	16,718	18,470
Level 1 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	2,456	3,069
Level 1 [Member] | Other cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	4,972	4,097
Level 1 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	300,324	312,128
Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	32,584	33,562
Level 2 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	1,080	439
Debt securities	106,641	96,073
Level 2 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	10,163	11,429
Debt securities	5,125	5,278
Public equities	2	3
Level 2 [Member] | Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	16,445	17,886
Level 2 [Member] | Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	7,342	4,892
Level 2 [Member] | U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	11,934	12,497
Level 2 [Member] | U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	13,990	13,472
Level 2 [Member] | Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	15,979	16,599
Level 2 [Member] | Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,064	2,941
Level 2 [Member] | Residential mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	6	7
Level 2 [Member] | Residential mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities		37
Level 2 [Member] | Commercial mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,344	1,099
Level 2 [Member] | Commercial mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	128	138
Level 2 [Member] | Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,417	1,886
Level 2 [Member] | Other securitized assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	49	82
Level 2 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	228,293	218,320
Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	4,447	4,255
Total assets	33,903	34,101	$ 33,282
Level 3 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	784	710
Public equities	3	3
Level 3 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	120	88
Level 3 [Member] | Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate - investment property	10,761	12,529
Level 3 [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	17,562	16,203
Total assets	17,562	16,203	$ 14,849
Level 3 [Member] | Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	180	239
Level 3 [Member] | Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	37	47
Level 3 [Member] | Residential mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	7	1
Level 3 [Member] | Residential mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2
Level 3 [Member] | Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities		25
Level 3 [Member] | Other securitized assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities		1
Level 3 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	$ 33,903	$ 34,101